Income Taxes (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details) [Line Items]
Valuation allowance	$ 3.9	$ 3.1
Unlimited carryforwards	25.0
Research and development	0.6	0.9
2035 through 2040 [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryforwards	$ 27.9
2034 Through 2037 [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryforwards		$ 27.8